Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.06%
Aerospace & Defense–0.59%
L3Harris Technologies, Inc.	23,400	$3,938,922
Teledyne Technologies, Inc.(b)	45,900	14,077,530
		18,016,452
Application Software–6.15%
Adobe, Inc.(b)	49,750	22,104,920
Citrix Systems, Inc.	54,000	7,709,040
RealPage, Inc.(b)	428,400	26,993,484
salesforce.com, inc.(b)	306,000	59,624,100
Splunk, Inc.(b)	159,300	33,424,326
Trade Desk, Inc. (The), Class A(b)	84,600	38,181,672
		188,037,542
Asset Management & Custody Banks–3.90%
Apollo Global Management, Inc.	842,400	41,361,840
Ares Management Corp., Class A	821,700	32,818,698
KKR & Co., Inc., Class A	1,276,200	45,139,194
		119,319,732
Biotechnology–2.86%
Alnylam Pharmaceuticals, Inc.(b)	140,760	20,517,178
argenx SE, ADR (Netherlands)(b)	50,300	11,575,539
BeiGene Ltd., ADR (China)(b)	84,600	17,681,400
BioNTech SE, ADR (Germany)(b)(c)	96,672	7,937,738
BioNTech SE, Rts. expiring 08/14/2020 (Germany)(b)(d)	39,600	0
Innovent Biologics, Inc. (China)(b)(e)	1,080,000	6,627,862
Moderna, Inc.(b)	313,200	23,208,120
		87,547,837
Cable & Satellite–0.57%
Altice USA, Inc., Class A(b)	648,000	17,489,520
Consumer Electronics–1.39%
Sony Corp. (Japan)	546,300	42,363,131
Data Processing & Outsourced Services–8.23%
Fidelity National Information Services, Inc.	182,700	26,730,837
Mastercard, Inc., Class A	351,000	108,294,030
PayPal Holdings, Inc.(b)	371,700	72,879,219
Visa, Inc., Class A	154,800	29,473,920
WEX, Inc.(b)	89,100	14,110,767
		251,488,773
Diversified Support Services–0.58%
Cintas Corp.	58,500	17,659,395
Environmental & Facilities Services–0.88%
Clean Harbors, Inc.(b)	244,800	14,590,080
GFL Environmental, Inc. (Canada)(c)	563,400	12,169,440
		26,759,520
Food Distributors–0.89%
Performance Food Group Co.(b)	709,200	19,871,784
Sysco Corp.	139,950	7,396,358
		27,268,142
Shares		Value
Health Care Equipment–4.68%
Danaher Corp.	125,900	$25,658,420
DexCom, Inc.(b)	89,250	38,871,945
Intuitive Surgical, Inc.(b)	39,510	27,081,734
Teleflex, Inc.	79,830	29,784,573
Zimmer Biomet Holdings, Inc.	160,200	21,604,572
		143,001,244
Health Care Services–0.62%
LHC Group, Inc.(b)	97,920	19,105,171
Health Care Supplies–0.28%
West Pharmaceutical Services, Inc.	31,950	8,590,397
Health Care Technology–0.04%
Teladoc Health, Inc.(b)	5,164	1,227,121
Home Improvement Retail–2.62%
Lowe’s Cos., Inc.	538,200	80,143,362
Hotels, Resorts & Cruise Lines–0.84%
Marriott Vacations Worldwide Corp.	200,700	16,991,262
Wyndham Destinations, Inc.	323,100	8,594,460
		25,585,722
Industrial Conglomerates–0.46%
Roper Technologies, Inc.	32,400	14,011,380
Industrial Gases–0.17%
Linde PLC (United Kingdom)	20,700	5,073,777
Interactive Home Entertainment–7.95%
Activision Blizzard, Inc.	792,000	65,442,960
Electronic Arts, Inc.(b)	299,700	42,443,514
Nintendo Co. Ltd. (Japan)	111,800	49,049,868
Sea Ltd., ADR (Taiwan)(b)	407,700	49,820,940
Take-Two Interactive Software, Inc.(b)	220,500	36,166,410
		242,923,692
Interactive Media & Services–10.24%
Alphabet, Inc., Class A(b)	558	830,276
Alphabet, Inc., Class C(b)	102,906	152,605,482
Facebook, Inc., Class A(b)	581,580	147,529,399
ZoomInfo Technologies, Inc., Class A(b)(c)	291,890	11,929,544
		312,894,701
Internet & Direct Marketing Retail–16.67%
Alibaba Group Holding Ltd., ADR (China)(b)	327,355	82,172,652
Amazon.com, Inc.(b)	109,800	347,481,864
Booking Holdings, Inc.(b)	13,320	22,139,572
HelloFresh SE (Germany)(b)	506,700	27,582,419
JD.com, Inc., ADR (China)(b)	474,300	30,255,597
		509,632,104
Life & Health Insurance–1.05%
Athene Holding Ltd., Class A(b)	992,700	32,014,575
Life Sciences Tools & Services–2.44%
10X Genomics, Inc., Class A(b)	268,200	26,382,834
Avantor, Inc.(b)	1,302,300	28,754,784

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Life Sciences Tools & Services–(continued)
Illumina, Inc.(b)	51,120	$19,536,019
		74,673,637
Managed Health Care–1.30%
Humana, Inc.	45,540	17,872,173
UnitedHealth Group, Inc.	72,450	21,936,411
		39,808,584
Movies & Entertainment–0.87%
IMAX Corp.(b)	400,500	4,521,645
Netflix, Inc.(b)	45,000	21,999,600
		26,521,245
Oil & Gas Exploration & Production–0.80%
Apache Corp.	1,088,100	16,702,335
Viper Energy Partners L.P.	756,000	7,817,040
		24,519,375
Oil & Gas Refining & Marketing–0.23%
PBF Energy, Inc., Class A(b)	801,000	6,952,680
Packaged Foods & Meats–1.64%
Conagra Brands, Inc.	243,000	9,100,350
Nomad Foods Ltd. (United Kingdom)(b)	520,200	11,995,812
Tyson Foods, Inc., Class A	472,500	29,035,125
		50,131,287
Pharmaceuticals–0.46%
MyoKardia, Inc.(b)	34,223	3,084,519
Zoetis, Inc.	71,730	10,880,006
		13,964,525
Railroads–0.83%
Kansas City Southern	102,600	17,631,810
Union Pacific Corp.	44,100	7,644,735
		25,276,545
Regional Banks–0.20%
SVB Financial Group(b)	27,000	6,055,290
Research & Consulting Services–0.55%
CoStar Group, Inc.(b)	19,800	16,825,248
Restaurants–1.11%
Restaurant Brands International, Inc. (Canada)	598,500	33,827,220
Semiconductor Equipment–1.83%
Applied Materials, Inc.	631,800	40,643,694
ASML Holding N.V., New York Shares (Netherlands)	43,560	15,408,043
		56,051,737
Semiconductors–3.99%
NVIDIA Corp.	73,800	31,334,742
QUALCOMM, Inc.	339,926	35,899,585
Semtech Corp.(b)	576,000	32,100,480
Silicon Motion Technology Corp., ADR (Taiwan)	550,262	22,764,339
		122,099,146
Shares		Value
Specialized REITs–0.80%
EPR Properties(b)	859,500	$24,607,485
Specialty Chemicals–0.15%
Sherwin-Williams Co. (The)	7,020	4,548,398
Systems Software–6.35%
Microsoft Corp.	606,808	124,401,708
Palo Alto Networks, Inc.(b)	145,800	37,313,136
ServiceNow, Inc.(b)	74,100	32,544,720
		194,259,564
Technology Hardware, Storage & Peripherals–2.67%
Apple, Inc.	192,195	81,690,563
Trading Companies & Distributors–0.69%
Fastenal Co.	249,300	11,727,072
United Rentals, Inc.(b)	59,310	9,214,995
		20,942,067
Trucking–1.49%
Lyft, Inc., Class A(b)	384,300	11,233,089
Ryder System, Inc.	374,400	13,714,272
Schneider National, Inc., Class B	470,700	11,828,691
Uber Technologies, Inc.(b)	290,700	8,796,582
		45,572,634
Total Common Stocks & Other Equity Interests (Cost $1,456,392,993)		3,058,480,520
Money Market Funds–0.40%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(f)(g)	4,347,783	4,347,783
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(f)(g)	3,096,518	3,098,376
Invesco Treasury Portfolio, Institutional Class, 0.07%(f)(g)	4,968,895	4,968,895
Total Money Market Funds (Cost $12,415,054)		12,415,054
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.46% (Cost $1,468,808,047)		3,070,895,574
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.65%
Invesco Private Government Fund, 0.06%(f)(g)(h)	14,926,474	14,926,474
Invesco Private Prime Fund, 0.15%(f)(g)(h)	4,974,497	4,975,491
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,901,965)		19,901,965
TOTAL INVESTMENTS IN SECURITIES–101.11% (Cost $1,488,710,012)		3,090,797,539
OTHER ASSETS LESS LIABILITIES—(1.11)%		(34,043,451)
NET ASSETS–100.00%		$3,056,754,088
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Rts.	– Rights
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2020 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$40	$66,586,228	$(62,238,485)	$-	$-	$4,347,783	$12,210
Invesco Liquid Assets Portfolio, Institutional Class	-	47,536,305	(44,434,800)	-	(3,129)	3,098,376	12,101
Invesco Treasury Portfolio, Institutional Class	45	76,098,547	(71,129,697)	-	-	4,968,895	13,077
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	5,084,830	28,948,633	(34,033,463)	-	-	-	9,960
Invesco Liquid Assets Portfolio, Institutional Class	2,719,278	8,269,104	(10,987,828)	(174)	(380)	-	4,497
Invesco Private Government Fund	-	34,800,453	(19,873,979)	-	-	14,926,474	272
Invesco Private Prime Fund	-	8,127,602	(3,152,152)	-	41	4,975,491	181
Total	$7,804,193	$270,366,872	$(245,850,404)	$(174)	$(3,468)	$32,317,019	$52,298

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,932,857,240	$125,623,280	$0	$3,058,480,520
Money Market Funds	12,415,054	19,901,965	—	32,317,019
Total Investments	$2,945,272,294	$145,525,245	$0	$3,090,797,539
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Summit Fund